Due to Trust Account, Short-term Borrowings and Long-term Debt (Summary of Subsequent Maturities of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Long-term debt by maturity:
2026	¥ 3,988,204
2027	1,456,841
2028	2,864,869
2029	1,921,934
2030	938,969
2031 and thereafter	9,865,234
Total	21,036,051	¥ 40,027,031
MUFG
Long-term debt by maturity:
2026	711,944
2027	740,039
2028	1,469,091
2029	1,303,139
2030	719,399
2031 and thereafter	7,293,486
Total	12,237,098	14,197,080
BK
Long-term debt by maturity:
2026	2,710,628
2027	171,692
2028	1,064,897
2029	386,995
2030	136,382
2031 and thereafter	1,309,779
Total	5,780,373	22,781,771
Other subsidiaries
Long-term debt by maturity:
2026	565,632
2027	545,110
2028	330,881
2029	231,800
2030	83,188
2031 and thereafter	1,261,969
Total	¥ 3,018,580	¥ 3,048,180